Right-of-Use Assets - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Cash outflow in financing activities	¥ 151	¥ 130	¥ 84
Principal elements of lease payments	130	116	78
Interest paid	21	14	6
Total cash outflow for lease	¥ 359	¥ 461	¥ 348